FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
2019	Thousands of U.S. dollars
	Maturity (years)
	2020	2021	2022	2023	2024	More than 5 years	Total

Senior Secured Notes	30,625	30,625	530,625	-	-	-	591,875
Lease liabilities	66,415	52,134	41,069	32,079	21,481	23,826	237,004
Bank borrowings	23,248	449	351	-	-	-	24,048
Trade and other payables	166,111	11,744	-	-	-	-	177,855
Total financial liabilities	286,399	94,952	572,045	32,079	21,481	23,826	1,030,782

2020	Thousands of U.S. dollars
	Maturity (years)
	2021	2022	2023	2024	2025	More than 5 years	Total

Senior Secured Notes	30,625	530,625	-	-	-	-	561,250
Lease liabilities	52,698	41,047	33,500	22,985	12,128	16,744	179,102
Bank borrowings	68,668	1,569	-	-	-	-	70,237
Trade and other payables	135,781	4,296	-	-	-	-	140,077
Total financial liabilities	287,772	577,537	33,500	22,985	12,128	16,744	950,666